Earnings (Loss) Per Share (“EPS” or “LPS”) (Tables)	6 Months Ended
Sep. 30, 2024
Earnings (Loss) Per Share (“EPS” or “LPS”) [Abstract]
Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share	The following table details the outstanding shares for basic and diluted net earnings per share:
	For the Six Months Ended September 30,
	2024	2023
	USD	USD
Numerator:
Net (loss) income attributable to Akso Health Group’s shareholders	(586,632)	(3,457,657)

Denominator:
Weighted average number of ordinary shares outstanding-basic	699,050,796	68,598,050
Weighted average number of dilutive potential ordinary shares from share options	—	—
Weighted average number of ordinary shares outstanding-diluted	699,050,796	68,598,050
Basic (loss) earnings per common share	(0.00)	(0.05)
Diluted (loss) earnings per common share	(0.00)	(0.05)